Foreign Activities [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Foreign Activities [Text Block]
31.	FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of BTMU’s and MUTB’s head office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2015, 2016 and 2017, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2015:
Total revenue(2)	¥3,016,375	¥715,461	¥521,440	¥1,087,444	¥399,003	¥5,739,723
Total expense(3)	2,013,032	515,290	166,892	673,066	108,787	3,477,067
Income before income tax expense	1,003,343	200,171	354,548	414,378	290,216	2,262,656
Net income attributable to Mitsubishi UFJ Financial Group	410,671	187,354	309,808	358,627	264,667	1,531,127
Total assets at end of fiscal year	169,271,280	46,326,540	27,718,111	26,193,639	11,366,136	280,875,706
Fiscal year ended March 31, 2016:
Total revenue(2)	¥2,995,693	¥800,726	¥326,381	¥981,076	¥309,552	¥5,413,428
Total expense(3)	2,501,616	741,930	205,459	661,920	139,833	4,250,758
Income before income tax expense	494,077	58,796	120,922	319,156	169,719	1,162,670
Net income attributable to Mitsubishi UFJ Financial Group	185,395	173,376	162,620	196,712	84,229	802,332
Total assets at end of fiscal year	176,979,064	52,719,811	26,194,772	25,019,537	11,644,171	292,557,355
Fiscal year ended March 31, 2017:
Total revenue(2)	¥1,903,336	¥749,513	¥330,751	¥818,917	¥384,956	¥4,187,473
Total expense(3)	2,345,731	677,548	138,128	582,665	170,858	3,914,930
Income (loss) before income tax expense (benefit)	(442,395)	71,965	192,623	236,252	214,098	272,543
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(365,734)	119,189	216,584	102,803	129,838	202,680
Total assets at end of fiscal year	191,305,636	46,053,230	23,821,920	25,255,955	10,748,278	297,185,019

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2016 and 2017:

	2016	2017
	(in millions)
Cash and due from banks	¥870,492	¥1,179,613
Interest-earning deposits in other banks	7,445,190	6,798,036

Total	¥8,315,682	¥7,977,649

Trading account assets	¥35,572,903	¥27,436,540

Investment securities	¥7,699,198	¥6,863,563

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥50,359,697	¥51,191,297

Deposits	¥45,738,855	¥45,264,323

Funds borrowed:
Call money, funds purchased	¥335,003	¥362,984
Payables under repurchase agreements	9,986,251	10,544,210
Payables under securities lending transactions	183,664	75,916
Other short-term borrowings	5,218,502	5,080,452
Long-term debt	3,450,351	2,579,053

Total	¥19,173,771	¥18,642,615

Trading account liabilities	¥7,870,518	¥8,298,435